Segment Reporting	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Segment Reporting [Abstract]
Segment reporting

4.      Segment reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (CODM) in deciding how to allocate resources to an individual segment and in assessing performance. The CEO of the Company is the CODM of the Company. The CODM reviews financial information for purposes of making operating decisions, allocating resources, and evaluating financial performance. While the Company does have revenue from multiple services, no measures of profitability by service are available. As a result, discrete financial information is not available for each such component. As such, the Company has determined that it operates as one operating segment and one reportable segment.

The Company’s revenue is entirely derived from operations within Japan. Furthermore, there is no single customer from which revenue amounts to 10% or more of the Company’s total revenue.

5.      Segment reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (CODM) in deciding how to allocate resources to an individual segment and in assessing performance. The CEO of Coincheck Parent is the CODM of the Company. The CODM reviews financial information for purposes of making operating decisions, allocating resources, and evaluating financial performance. While the Company does have revenue from multiple services, no measures of profitability by service are available. As a result, discrete financial information is not available for each such component. As such, the Company has determined that it operates as one operating segment and one reportable segment.

The Company’s revenue is entirely derived from operations within Japan. Furthermore, there is no single customer from which revenue amounts to 10% or more of the Company’s total revenue.